Cover	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DECKERS OUTDOOR CORPORATION
Entity Central Index Key	0000910521